SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment

Useful life
Electronic equipment	3-5 years
Office furniture	5 years
Transportation equipment	5 years

Useful life
Electronic equipment	3-5 years
Office furniture	5 years
Transportation equipment	5 years

Schedule of disaggregation of revenue

	2025	2024
Application development services	$2,491,822	$2,429,289
Subscription service	1,162,588	1,330,225
Finance income	—	6,678
Total	$3,654,410	$3,766,192

	2024	2023	2022
Application development services	$7,798,865	$8,305,939	$3,380,284
Subscription service	2,288,806	2,776,175	5,877,323
Finance income	13,976	7,414	—
Total	$10,101,647	$11,089,528	$9,257,607

Schedule of currency exchange rates

	March 31,	March 31,	September 30,
	2025	2024	2024
RMB Balance sheet items, except for equity accounts	US$1=RMB 7.2567	US$1=RMB 7.2203	US$1=RMB 7.0176
RMB Items in the statements of income and cash flows	US$1=RMB 7.2308	US$1=RMB 7.2060	US$1=RMB 7.2043
HK$ Balance sheet items, except for equity accounts	US$1=HK$7.7799	US$1=HK$7.8259	US$1=HK$7.7693
HK$ Items in the statements of income and cash flows	US$1=HK$7.7771	US$1=HK$7.8170	US$1=HK$7.8127
SG$ Balance sheet items, except for equity accounts	US$1=SG$1.3445	N/A	US$1=SG$1.2831
SG$ Items in the statements of income and cash flows	US$1=SG$1.3399	N/A	US$1=SG$1.3406
JPY Balance sheet items, except for equity accounts	US$1=JPY149.90	N/A	N/A
JPY Items in the statements of income and cash flows	US$1= JPY149.06	N/A	N/A

	September 30,	September 30,	September 30,
	2024	2023	2022
RMB Balance sheet items, except for equity accounts	US$1=RMB 7.0176	US$1=RMB 7.2960	US$1=RMB 7.1135
RMB Items in the statements of income and cash flows	US$1=RMB 7.2043	US$1=RMB 7.0533	US$1=RMB 6.5532
HK$ Balance sheet items, except for equity accounts	US$1=HK$7.7693	US$1=HK$7.8308	N/A
HK$ Items in the statements of income and cash flows	US$1=HK$7.8127	US$1=HK$7.8310	N/A
SG$ Balance sheet items, except for equity accounts	US$1=SG$1.2831	N/A	N/A
SG$ Items in the statements of income and cash flows	US$1=SG$1.3406	N/A	N/A

Schedule of major customers

Customers that make up 10% or more of revenue for the six months ended March 31, 2025 and 2024 are as follows:

	2025	2024
Customer A	32.9%	43.4%
Customer B	—	10.4%
Customer C	13.6%	—
Customer D	10.2%	—

	2025	2024
		audited
Customer A	47.8%	36.9%
Customer B	16.9%	15.2%
Customer C	—	12.3%
Customer D	11.3%	—

	2025	2024
Supplier A	*	41.5%
Supplier B	22.0%	13.8%
Supplier C	31.7%	13.2%
Supplier D	*	11.1%
Supplier E	10.5%	—
Supplier F	18.3%	—
*	The purchases from this supplier are not over 10% of total purchases of the Company.

Major suppliers that make up 10% or more of accounts payable as of March 31, 2025 and September 30, 2024 are as follows

	2025	2024
		audited
Supplier A	54%	33.4%
Supplier B	*	11.2%
Supplier C	13%	*
*	The accounts payable of this supplier are not over 10% of total accounts payable of the Company.

	2024	2023	2022
Percentage of the Company’s revenue
Customer A	35.6%	43.1%	—
Customer B	*	10.6%	*
Customer C	*	*	14.1%
Customer D	*	*	11.7%
Customer E		*	11.3%
*	The revenue of this customer is not over 10% of total revenue of the Company.

	2024	2023
Percentage of the Company’s accounts receivable
Customer A	36.9%	*
Customer B	15.2%	10.3%
Customer C	12.3%	—
Customer D	—	21.8%
Customer E	*	27.0%
Customer F	*	12.6%
*	The accounts receivable of this customer is not over 10% of total accounts receivable of the Company.

	2024	2023	2022
Percentage of the Company’s purchases
Supplier A	28.6%	—	—
Supplier B	19.1%	47.8%	—
Supplier C	*	12.4%	*
Supplier D	*	11.8%	14.5%
Supplier E	*	*	11.6%
Supplier F	*	*	10.8%
Supplier G	—	—	39.8%
*	The purchase from this supplier is not over 10% of total purchase of the Company.

	2024	2023
Percentage of the Company’s accounts payable
Supplier A	33.4%	—
Supplier B	11.2%	—
Supplier C	*	49.4%
Supplier D	*	23.8%
Supplier E	—	18.0%
*	The accounts payable of this supplier is not over 10% of total accounts payable of the Company.